Partnership Organization and Formation (Details)	Mar. 24, 2012	Sep. 24, 2011	Sep. 25, 2010
Fiscal Period [Abstract]
Common units outstanding (in units)	35,500,806	35,428,855	35,318,000
Percentage of wholly-owned subsidiary (in hundredths)	100.00%
General Partner [Member] | Common Unitholders [Member]
Fiscal Period [Abstract]
Common units outstanding (in units)	784	784